UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA	02109
(Address of principal executive offices)	(Zip code)

Ellen E. Terry, Vice President

The New America High Income Fund, Inc.

33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/09 – 6/30/10

Item 1.           Proxy Voting Record.

Note 1.  In its role as the Fund’s investment adviser, T. Rowe Price Associates votes all proxies with respect to securities held in the Fund’s portfolio.

Mtg. Date/Type	Company Name/Ballot Issues	Security	Mgmt. Recommendation	Vote Cast	Record Date	Proponent

11/04/09 Annual	Huntsman Corp	447011107			09/15/09
	1 Elect Directors		For	For		Management
	2 Ratify Auditors		For	For		Management
	3 Amend Omnibus Stock Plan		For	For		Management

03/29/10 Written Consent	Smurfit - Stone Container Corp.	83272AAC8			02/05/10
	1 The Plan		None	For		Management
	2 Optional Release Election		None	For		Management

05/06/10 Annual	Huntsman Corporation	447011107			03/10/10
	1 Elect Directors		For	For		Management
	2 Ratify Auditors		For	For		Management

05/18/10 Annual	B&G Foods, Inc.	05508R106			03/26/10
	1 Elect Directors		For	For		Management
	2 Eliminate Class of Common Stock		For	For		Management
	3 Increase Authorized Common Stock		For	For		Management
	4 Amend Omnibus Stock Plan		For	For		Management
	5 Ratify Auditors		For	For		Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc.

By (Signature and Title)*	/s/ Robert F. Birch President and Principal Executive Officer

Date	August 18, 2010

* Print the name and title of each signing officer under his or her signature.

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